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                                              Rule 497(d)
                                              Reg. No. 333-39272



                              National Equity Trust
                          Top Ten Portfolio Series 214

                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.